Leases (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Leases [Abstract]
Operating lease costs	¥ 8,954	$ 1,280	¥ 30,148	¥ 39,809
Operating lease expenses	4,373	625	4,906	4,873
Short-term lease expenses	4,508	$ 655	¥ 25,242	¥ 34,936
Future minimum payment under non-cancellable leases	¥ 1,556				$ 223